Financial obligations	12 Months Ended
Dec. 31, 2019
Financial obligations
Financial obligations

16.         Financial obligations

(a)This caption is made up as follow:

	2019	2018
	US$(000)	US$(000)

Compañía de Minas Buenaventura S.A.A.(b)
BBVA Banco Continental	61,667	61,667
Banco de Crédito del Perú	61,667	61,667
CorpBanca New York Branch	61,666	61,666
Banco Internacional del Perú	30,000	30,000
ICBC Perú Bank	25,000	25,000
Banco Latinoamericano de Comercio Exterior S.A.	20,000	20,000
Banco de Sabadell, Miami Branch	15,000	15,000
	275,000	275,000
Debt issuance costs	(2,504)	(3,618)
	272,496	271,382
Sociedad Minera El Brocal S.A.A.
Banco de Crédito del Perú – New financial obligation (c)	161,894	—
Debt issuance costs	(709)	—
	161,185	—
Banco de Crédito del Perú – Finance leaseback	—	94,490
Debt issuance costs (c)	—	(976)
	—	93,514
Banco de Crédito del Perú - Mid-term financial obligation (c)	—	75,000
	161,185	168,514
Empresa de Generación Huanza S.A.
Banco de Crédito del Perú – Finance lease (d)	130,504	147,166

Obligations for leases, note 2.3 and (g)	7,503	—
Total financial obligations	571,688	587,062

Classification by maturity:
Current portion	265,692	46,166
Non-current portion (e)	305,996	540,896

Total financial obligations	571,688	587,062

(b)On June 27, 2016, Buenaventura entered into a long-term finance contract with seven Peruvian and foreign banks, with the following terms and conditions:

-Principal: US$275,000,000.

-Annual interest rate: Three-month LIBOR plus 3%.

-Term: 5 years since June 30, 2016, with final maturity in June 30, 2021.

-Grace Period: Two years.

-Amortization: six semiannual installments of US$39,285,714 starting July 2018 and a final payment of US$39,285,716 in June 2021.

-Guarantee: None. The subsidiaries Compañía Minera Condesa S.A., Inversiones Colquijirca S.A. and Consorcio Energético de Huancavelica S.A. are the guarantors.

As part of the commitments, the Group must meet certain consolidated financial ratios. The main ratios are the following:

(i)Debt service coverage ratio: Higher than 4.

(ii)Leverage ratio: Less than 3 times since June 30, 2017.

(iii)Net consolidated equity value: Higher than US$2,711,388,800.

For the calculation of (i) and (ii), the financial obligations and Earnings Before - Interest Depreciation and Amortization (EBITDA) of Huanza are excluded.

Additionally, there is a requirement related to the distribution of dividends (until December 31, 2018: up to 20% of the available net income for the previous period; since January 1, 2019: up to the total of net income for the previous period), according to the execution of the dividend policy of the Buenaventura.

On March 28, 2018, Buenaventura restructured its financial obligation by modifying some of the clauses as follows:

-Annual interest rate:  LIBOR of three months plus 2.15%.

-Term: 4 years from April 2018, due in April 2022.

-Amortization of credit: five semi-annual installments of US$55 million each since as of April 2020.

The Buenaventura´s Management oversees the compliance of the terms described above. As of December 31, 2019 and 2018, Buenaventura complies with the above financial ratios.

(c)On October 29, 2019, El Brocal entered into a new financial obligation of US$161,893,850 with Banco de Crédito del Perú in order to cancel the two previous obligations: i) Finance leaseback; and ii) Mid-term financial obligation. The new financial obligation has the following terms and conditions:

-Principal (Part A): US$113,325,695.

-Principal (Part B): US$48,568,155.

-Annual interest rate (Part A): 3.76 percent.

-Annual interest rate (Part B): Three-month LIBOR plus 2.39 percent.

-Term (Part A): 5 years since October 2019 until October 2024.

-Term (Part B): 7 years since October 2019 until October 2026.

According to the lease contract mentioned above, El Brocal is required to maintain the following financial ratios:

(i)	Debt service coverage ratio: Higher than 1.3.
(ii)	Leverage Ratio: Less than 1.0 times.
(iii)	Indebtedness ratio: Less than 2.25 times.

This new financial obligation is guaranteed by a security guarantee contract on assets; guarantee contract on credit rights, flows and account balances; land mortgage contract; and mortgage contract on mining concessions.

The El Brocal´s Management oversees the compliance of the terms described above. As of December 31, 2019 and 2018, Buenaventura complies with the above financial ratios.

The compliance with the financial ratios is monitored by El Brocal's management, which it managed and obtained from Banco de Crédito del Perú a waiver for any possible breach of the financial ratios that occured for the last quarter of 2019 and for the year 2020.

(d)On December 2, 2009, Huanza entered into a finance lease contract with Banco de Crédito del Perú. In the year 2017, Huanza negotiated a reduction of the fixed rate of interest and agreed a modification of the following terms and conditions:

-Principal: US$119,000,000.

-Annual interest rate: Three-month LIBOR plus 2.75 percent.

-Term: 6 years since August 2014, with final maturity in November 2020.

-Guarantee: Leased equipment.

-Amortization: 26 quarterly variable installments and a final payment of US$44,191,000.

On June 30, 2014, Banco de Credito del Perú extended the finance lease contract above mentioned, through the addition of a new tranche. In 2017, Huanza negotiate a reduction of the fixed rate of interest and agreed a modification of the following terms and conditions:

-Principal: US$103,373,000.

-Annual interest rate: Three-month LIBOR plus 2.75 percent.

-Term: 6 years since August 2014, with final maturity in November 2020.

-Guarantee: Leased equipment.

-Amortization: Through an initial installment of US$18,373,000, with 26 quarterly variable installments and a final installment of US$68,905,000.

In addition, Huanza have granted a security interest for 100 percent of shares.

According to the lease contract mentioned above, Huanza is required to maintain the following financial ratios:

-Debt service coverage ratio: Higher than 1.1.

-Minimum Net equity of US$30,000,000.

On December 2, 2009, Huanza signed a “Guarantee Trust Agreement” (hereinafter “the contract”), related to the financial lease agreement described above. In said contract, Huanza and Buenaventura are the trustors, the Bank is the trustee and La Fiduciaria S.A. is the fiduciary. The objective of the contract is the constitution of a trust equity with irrevocable character, which serves entirely as a guarantee of the total payment of the guaranteed obligations, which are based on the agreements, renewals, extensions or modifications established in the financial lease documents.

Under this contract, Huanza promised to grant the following:

Trust of flows with respect to all the income of the hydroelectric power station of Huanza, including the income from sales of power and energy, through which Huanza is obliged to receive all the cash flows of commercial income through a collection account, as well as carry out certain mandatory actions that guarantee the channeling of flows mentioned above.

Trust of assets of the station, the lands, the assets of Huanza necessary for the operation of the station that are not under the Financial Lease Agreement and the actions of Huanza, as well as the right of collection on future flows that would correspond receive Huanza before the eventual public auction of the rights and assets of the concession because of the expiration of the concession.

The conditional transfer, by which Huanza assigns to the Bank the rights and obligations derived from the agreements and contracts signed by Huanza for the construction of the Plant.

-Letters of Guarantee, by means of which, Buenaventura is constituted as Huanza's solidarity guarantor, guaranteeing in favor of the Bank the fulfillment of the obligations breached by Huanza.

As of December 31, 2019 and 2018, Huanza complied with these assumed commitments, including that related to the channeling of all the cash flows received for commercial income through a collection account.

(e)The long-term portion of the financial obligations held by the Group matures as follows:

	2019	2018
	US$(000)	US$(000)

Between 1 and 2 years	133,091	278,397
Between 2 and 5 years	127,463	266,625
More than 5 years	48,566	—
	309,120	545,022
Debt issuance costs	(3,124)	(4,126)

	305,996	540,896

(f)Below is presented the movement:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Beginning balance	587,062	633,083	592,342
New obligations	161,894	—	80,000
New lease obligations, note 2.3	19,885	—	—
Payments of financial obligations	(186,152)	(45,222)	(32,599)
Payments of obligations for leases	(7,596)	—	—
Increase of debt issuance costs	(728)	—	(480)
Movement of lease obligations	(4,786)	—	—
Accrual of debt issuance costs in results, note 27(a)	2,109	1,024	909
Exchange difference	—	384	(165)
Increase in interest for debt restructuring	—	(2,207)	—
Accrual of debt issuance costs capitalized	—	—	272
Sale of asset under lease agreement	—	—	(7,196)

Final balance	571,688	587,062	633,083

(g)Lease liabilities related to the right in use are:

2019
US$(000)

Buildings	5,296
Transportation units	1,429
Machinery and equipment	778

7,503
Classification by maturity:
Current portion	3,692
Non-current portion	3,811
7,503

Buildings –

Lease liabilities related to buildings mainly correspond to a lease contract entered by Buenaventura on its administrative offices in Lima located in Las Begonias Street N°415, San Isidro, Lima, Peru, with a lease term of 10 years since the year 2013 and fixed payments. The Group has the option to lease the assets for two additional term of 5 years each.

Future minimum rentals payable as of December 31 are the following:

	2019	2018
	US$(000)	US$(000)

Within one year	1,470	1,543
After one year but not more than five years	3,697	5,787
	5,167	7,330

Transportation units -

The Group has lease contracts for various items of mining vehicles used in its operations. Leases of mining vehicles generally have lease terms between one and three years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from assigning and subleasing the leased assets. No contracts require the Group to maintain certain financial ratios nor includes variable lease payments.

The Group also has certain leases of assets with lease terms of 12 months or less and leases of office equipment with low value. The Group applies the short-term lease and lease of low-value assets recognition exemptions for these leases.